S-K 1602, SPAC Registered Offerings	Apr. 20, 2026 USD ($)
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our initial business combination within the combination window, or by such earlier liquidation date as our board of directors may approve, the founder shares and private units (and the underlying securities) will be worthless, except to the extent they receive liquidating distributions from assets outside the trust account. Additionally, we will repay, in the closing of this initial public offering, up to $500,000 in loans made to us by our sponsor A, East West Ave LLC, to cover offering-related and organizational expenses accrued prior to the offering, and we will reimburse the Sponsor A $10,000 per month, for up to 18 months, for office space, administrative and support services made available to us, as described elsewhere in this prospectus. We will repay any loans which may be made by our insiders or their affiliates to finance transaction costs in connection with an intended initial business combination; up to $3,000,000 of such loans may be convertible into private units at a price of $10.00 per unit at the option of the lender. Upon consummation of this offering, we will also reimburse our insiders or any affiliates thereof for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination or managing our operation as a public company.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of February 28, 2026
Offering Price of $10.00 per unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption(1)
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
7.85	7.36	2.64	6.56	3.44	5.08	4.92	1.36	8.64
Assuming No Exercise of Over-Allotment Option
7.85	7.36	2.64	6.57	3.43	5.12	4.88	1.53	8.47

(1)	The numbers set forth in this column assume that 9,588,384 public shares (or 11,069,634 public shares if the underwriters’ over-allotment option is exercised in full) are redeemed, which is the maximum number of shares that can be redeemed that would permit us to maintain net tangible assets of $5,000,001.

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	NASDAQ rules provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a trust account. Of the proceeds we will receive from this offering and the sale of the private units described in this prospectus, $100,000,000 ($10.00 per share), or $115,000,000 ($10.00 per share) if the underwriters’ over-allotment option is exercised in full, will be deposited into a segregated trust account maintained by Wilmington Trust, N.A. acting as trustee, after deducting $1,250,000 (or $1,437,500 if the over-allotment option is exercised in full) in underwriting commissions payable upon the closing of this offering, $662,500 to pay fees and expenses in connection with the closing of this offering, and $1,087,500 (or $900,000 if the over-allotment option is exercised in full) held outside the trust account for working capital purposes following this offering.

Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our tax obligations and pay up to $100,000 in dissolution expenses, the proceeds from this offering and the sale of the private units will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the combination window, subject to applicable law, and (iii) the redemption of our public shares properly submitted in connection with a stockholder vote to amend our amended and restated articles of incorporation to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated an initial business combination within the combination window or with respect to any other material provisions relating to stockholders’ rights or pre-initial business combination activity. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public stockholders.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 100,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	10,000,000 units, at $10.00 per unit, each unit consisting of:one share of common stock; andone right to receive one-eighth (1/8) of a share of common stock upon the consummation of an initial business combination.
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Stockholders upon the Completion of Our Initial Business Combination

We will provide our public stockholders with the opportunity to redeem all or a portion of their shares of common stock (up to an aggregate of 15% for each public stockholder of the shares sold in this offering, as described in more detail in this prospectus) upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of taxes payable and up to $100,000 of interest released to us to pay dissolution expenses), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. Our insiders have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares and public shares they may hold in connection with the completion of our initial business combination.

Limitations on Redemptions

Our proposed initial business combination may impose a minimum cash requirement for: (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all shares of common stock that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares in connection with such initial business combination, and all shares of common stock submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such minimum cash requirements.

Manner of Conducting Redemptions

We will provide our public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination either (i) in connection with a stockholder meeting called to approve the initial business combination (regardless of whether a stockholder votes on the proposed transaction (and regardless of whether a stockholder votes for, votes against, or abstains with respect to the transaction, if the stockholder elects to vote) or (ii) without a stockholder vote by means of a tender offer.

However, the redemption rights for the public stockholders are subject to certain limitations, including that under our amended and restated articles of incorporation, (i) a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in this offering, and (ii) as we may not consummate an initial business combination if we cannot maintain net tangible assets of $5,000,001 upon such business combination, we may only redeem up to such number of public shares that would permit us to maintain net tangible assets of $5,000,001. If our initial business combination requires us to use substantially all of our cash to pay the purchase price, the redemption threshold may be further limited.

The decision as to whether we will seek stockholder approval of a proposed initial business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek stockholder approval under applicable law or stock exchange listing requirements.

Asset acquisitions and stock purchases would not typically require stockholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our outstanding common stock or seek to amend our amended and restated articles of incorporation would require stockholder approval. So long as we obtain and maintain a listing for our securities on the NASDAQ, we will be required to comply with the NASDAQ’s stockholder approval rules.

The requirement that we provide our public stockholders with the opportunity to redeem their public shares by one of the two methods listed above will be contained in provisions of our amended and restated articles of incorporation and will apply whether or not we maintain our registration under the Exchange Act or our listing on the NASDAQ. Such provisions may be amended if approved by holders of 65% of our common stock entitled to vote thereon. If we amend such provisions of our amended and restated articles of incorporation, we will provide our public stockholders with the opportunity to redeem their public shares (up to an aggregate of 15% for each public stockholder of the shares sold in this offering, as described in more detail in this prospectus) in connection with a stockholder meeting.

If we provide our public stockholders with the opportunity to redeem their public shares in connection with a stockholder meeting, we will:

●	conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and

●	file proxy materials with the SEC.

If we seek stockholder approval, we will complete our initial business combination only if a majority of the outstanding shares of common stock casted (or such greater number of shares as is required by applicable law) are voted in favor of the initial business combination. A quorum for such meeting will consist of the holders present in person or by proxy of shares of outstanding capital stock of the Company representing a majority of the voting power of all outstanding shares of capital stock of the Company entitled to vote at such meeting. Shares of common stock held by our insiders and holders of the representative shares will count towards this quorum and our insiders have agreed to vote any founder shares and private shares they hold and any public shares purchased during or after this offering (including in open market and privately negotiated transactions) in favor of our initial business combination. For purposes of seeking approval of the majority of our outstanding shares of common stock casted, non-votes will have no effect on the approval of our initial business combination once a quorum is obtained. As a result, for purpose of seeking stockholder approval for our initial business combination, addition to our founder shares, private shares and representative shares, we would need additional 3,576,251 public shares to vote in order to obtain a quorum which will be, pursuant to our amended and restated articles of incorporation, a majority of our outstanding shares of common stock entitled to vote at the meeting. Once a quorum is obtained, (i) assuming only a quorum is present and voted at such meeting held to vote on our initial business combination, 364,376 public shares, or 3.64% of the 10,000,000 public shares sold in this offering are needed to be voted in favor of the business combination, or (ii) assuming all outstanding shares are present and voted, we need additional 3,576,251 public shares, or 35.76% of the 10,000,000 public shares sold in this offering are needed to be voted in favor of a transaction (none of our insiders or their affiliates has indicated any intention to purchase units in this offering or any units or common stock in the open market or in private transactions other than the private units). These voting thresholds, and the voting agreements of our insiders, may make it more likely that we will consummate our initial business combination. Each public stockholder may elect to redeem its public shares irrespective of whether they vote for or against the proposed transaction or whether they were a stockholder on the record date for the stockholder meeting held to approve the proposed transaction.

If a stockholder vote is not required and we do not decide to hold a stockholder vote for business or other legal reasons, we will:

●	conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers, and

●	file tender offer documents with the SEC prior to completing our initial business combination, which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period.

Upon the public announcement of our initial business combination, if we elect to conduct redemptions pursuant to the tender offer rules, we or our sponsors will terminate any purchases of shares of our common stock in the open market, in order to comply with Rule 14e-5 under the Exchange Act.

We intend to require our public stockholders seeking to exercise their redemption rights, whether they are record holders or hold their shares in “street name,” to, at the holder’s option, either deliver their stock certificates to our transfer agent or deliver their shares to our transfer agent electronically using The Depository Trust Company’s DWAC (Deposit/Withdrawal At Custodian) system, prior to the date set forth in the proxy materials or tender offer documents, as applicable. In the case of proxy materials, this date may be up to two business days prior to the vote on the proposal to approve the initial business combination. In addition, if we conduct redemptions in connection with a stockholder vote, we intend to require a public stockholder seeking redemption of its public shares to also submit a written request for redemption to our transfer agent two business days prior to the vote in which the name of the beneficial owner of such shares is included. The proxy materials or tender offer documents, as applicable, that we will furnish to holders of our public shares in connection with our initial business combination will indicate whether we are requiring public stockholders to satisfy such delivery requirements. We believe that this will allow our transfer agent to efficiently process any redemptions without the need for further communication or action from the redeeming public stockholders, which could delay redemptions and result in additional administrative cost. If the proposed initial business combination is not approved and we continue to search for a target company, we will promptly return any certificates or shares delivered by public stockholders who elected to redeem their shares.

Our proposed initial business combination may impose a minimum cash requirement for: (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all shares of common stock that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares in connection with such initial business combination, and all shares of common stock submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such minimum cash requirements.

De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek. If we are unable to consummate our initial business combination within the applicable time period, we will, as promptly as possible but not more than ten business days thereafter, redeem 100% of our outstanding public shares for a pro rata portion of the funds held in the trust account, including a pro rata portion of any interest earned on the funds held in the trust account and not previously released to us to pay our tax obligations, and then seek to dissolve and liquidate.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	However, we may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public stockholders. In the event of our dissolution and liquidation, rights included in the private units will expire worthless.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, depending on, among other factors, the valuation of our business combination target company, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public stockholders may suffer significant dilution and those securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness may have rights that are senior to our equity securities and could contain covenants that restrict our operations. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our insiders from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to insiders. See the section titled “Summary – Sourcing of Potential Initial Business Combination Targets,” “Proposed Business – Sourcing of Potential Initial Business Combination Targets” on page 79,” Management — Conflicts of Interest” on page 106, “Management – Executive Officer and Director Compensation” on page 102,” “Certain Relationships and Related Party transactions” on page 112, “Description of Securities – Private Units,” on page 115, “Description of Securities – Working Capital Loan Units,” on page 115, “Description of Securities – Founder Shares” on page 118, and “Description of Securities – Registration Rights Agreement,” and “Risk Factors – Since our insiders will lose their entire investment in us if our initial business combination is not completed (other than with respect to public shares they may acquire during or after this offering), a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination” on page 47 for more information.

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
East West Ave LLC (sponsor A)	1,750,000 shares of common stock(1)	$20,128
	192,500 private units(1)	$1,925,000
	Up to $500,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	$10,000 per month	Office space, administrative and support services
	Up to $3,000,000 in working capital loans may be convertible into private units at a price of $10.00 per unit (collectively with other insiders)	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, and managing our operation as a public company	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company
NFR Capital Limited (sponsor B)	560,000 shares of common stock	$4,872
	80,000 private units(1)	$800,000
	Up to $3,000,000 in working capital loans may be convertible into private units at a price of $10.00 per unit (collectively with other insiders)	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a pubic company	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company
Molly Huang (manager of sponsor A and CEO of the Company)	100,000 founder shares(2)	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
	See also information concerning East West Ave LLC (sponsor A) described elsewhere in this table	See also information concerning East West Ave LLC (sponsor A) described elsewhere in this table
Yanjie Wang (director of sponsor B)	See information concerning NFR Capital Limited (sponsor B) described elsewhere in this table	See information concerning NFR Capital Limited (sponsor B) described elsewhere in this table
Thomas Kerkaert (CFO of the Company)	$3,000 per month 40,000 founder shares	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
Irfan Verjee (independent director nominee)	$3,000 per month 10,000 founder shares

Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.

Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.

Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company
Masahiro Honna (independent director nominee)	20,000 founder shares	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
Samir Parikh (independent director nominee)	20,000 founder shares	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.

(1)	Assumes no exercise of the over-allotment option and the full forfeiture of 375,000 shares without exercise of the underwriters’ over-allotment option.
(2)

Not including 636,333 founder shares that Ms. Huang holds through her membership interest in sponsor A, over which she does not hold any voting or dispositive rights but would be entitled to receive the shares upon distribution by or liquidation of the sponsor A.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The difference between the public offering price per share of common stock, assuming no value is attributed to the rights included in the units we are offering pursuant to this prospectus, the private units and the pro forma net tangible book value per share of our common shares after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the conversion of rights, which would cause the actual dilution to the public stockholders to be higher, particularly where cashless exercise is utilized. In addition, the calculation of dilution in this section assumes that no additional securities will be issued in connection with additional financing to facilitate an initial business combination. However, the Company may need to raise additional financing since the Company intends to seek an initial business combination with a target company with an enterprise value significantly greater than the net proceeds of the offering and the sale of private units. Net tangible book value per share (“NTBV”) is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of common shares which may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of outstanding shares of common stock.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our directors and officers presently and in the future may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such opportunity to such entity. In addition, our CEO and President, Molly Huang, has indirect interests in our Sponsor A and own membership interests of our Sponsor A. The remaining membership interests are held by third party investors that are not affiliated with members of our management.Our amended and restated articles of incorporation will provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. The purpose for the surrender of corporate opportunities is to allow officers, directors or other representatives with multiple business affiliations to continue to serve as an officer of our company or on our board of directors. Our directors and officers may from time to time be presented with opportunities that could benefit both another business affiliation and us. In the absence of the “corporate opportunity” waiver in our charter, certain candidates would not be able to serve as an officer or director. We believe we substantially benefit from having representatives who bring significant, relevant and valuable experience to our management, and, as a result, the inclusion of the “corporate opportunity” waiver in our amended and restated articles of incorporation will provide us with greater flexibility to attract and retain the directors and officers that we feel are the best candidates. However, based on the existing relationships of our insiders, their level of financial investment in us and the potential loss of such investment if no business combination is consummated, the fact that we may consummate a business combination with a target in a broad range of sectors, and that the type of transaction that we would target would be of a nature substantially different than what they would target, we do not believe that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination. Further, none of our management teams’ business affiliations are actively engaged in the business of acquiring a company.In addition, none of our insiders have sponsored or otherwise served in any role with any special purpose acquisition companies. As a result of the foregoing, we do not believe that any potential conflicts from our management team’s other business or investment ventures would materially affect our ability to complete our initial business combination.Our directors and officers presently and in the future may have additional, fiduciary or contractual obligations to another entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entities.In light of the involvement of our insiders with other entities, we may decide to acquire one or more businesses affiliated with our insiders. Such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction as such affiliated person(s) would have interests different from our public stockholders and would likely not receive any financial benefit unless we consummated such business combination. We are not prohibited from pursuing an initial business combination with a company that is affiliated with our insiders, or completing the business combination through a joint venture or other form of shared ownership with our insiders.Our directors also serve as officers and board members for other entities, including, without limitation, those described under “Management — Conflicts of Interest.” As discussed in this prospectus, our amended and restated articles of incorporation will contain a waiver of the corporate opportunity doctrine. Our directors and officers may from time to time be presented with opportunities that could benefit both another business affiliation and us. Such affiliated entities may compete with us for business combination opportunities. Our insiders are not currently aware of any specific opportunities for us to complete our initial business combination with any entities with which they are affiliated, and there have been no substantive discussions concerning a business combination with any such entity or entities. Although we will not be specifically focusing on, or targeting, any transaction with any affiliated entities, we would pursue such a transaction if we determined that such affiliated entity met our criteria for a business combination as set forth in “Proposed Business — Business Combination Criteria” and such transaction was approved by a majority of our independent and disinterested directors.Officers or directors and our independent directors will directly or indirectly own founder shares and/or private units following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. The average nominal price of $0.0087 per share ($25,000 in aggregate) that our insiders (directly or indirectly) paid for the founder shares creates an incentive whereby our officers, and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public stockholders. If we are unable to complete our initial business combination within the combination window, the founder shares and private units may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our insiders to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public stockholders. Further, each of the officers or directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such person was included by a target business as a condition to any agreement with respect to our initial business combination.In the event our insiders provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following tables illustrate the dilution to the public stockholders on a per-share basis, assuming no value is attributed to the rights included in the units and the private units:

No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions (1)
Public offering price	$10.00	10.00	10.00	10.00	10.00
Net tangible book value before this offering	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Decrease attributable to public stockholders and sale of the units	7.86	7.40	6.61	5.16	1.57
Pro forma net tangible book value after this offering	7.85	7.36	6.57	5.12	1.53
Dilution to public stockholders	$2.15	2.64	3.43	4.88	8.47
Percentage of dilution to public stockholders	21.50%	26.40%	34.30%	48.80%	84.70%

(1)	The numbers set forth in this column assume that 9,588,384 public shares (or 11,069,634 public shares if the underwriters’ over-allotment option is exercised in full) are redeemed, which is the maximum number of shares that can be redeemed that would permit us to maintain net tangible assets of $5,000,001.

Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions (1)
Public offering price	$10.00	10.00	10.00	10.00	10.00
Net tangible book value before this offering	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Decrease attributable to public stockholders and sale of the units	7.89	7.40	6.60	5.08	1.38
Pro forma net tangible book value after this offering	7.85	7.35	6.56	5.08	1.36
Dilution to public stockholders	$2.15	2.64	3.44	4.92	8.64
Percentage of dilution to public stockholders	21.50%	26.40%	34.40%	49.20%	86.40%

(1)	The numbers set forth in this column assume that 9,588,384 public shares (or 11,069,634 public shares if the underwriters’ over-allotment option is exercised in full) are redeemed, which is the maximum number of shares that can be redeemed that would permit us to maintain net tangible assets of $5,000,001.

The pro forma net tangible book value per share after the offering is calculated as follows:

No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Numerator:
Net tangible book deficit before this offering	(115,594)	(115,594)	(115,594)	(115,594)	(115,594)
Net proceeds from this offering and sale of the private units, net of expenses(1)	100,812,500	100,812,500	100,812,500	100,812,500	100,812,500
Plus: Offering costs accrued in advance, excluded from tangible book value	186,942	186,942	186,942	186,942	186,942
Less: Proceeds held in trust subject to redemption(2)	-	(23,970,960)	(47,941,920)	(71,912,880)	(95,883,840)
	100,883,848	76,912,888	52,941,928	28,970,968	5,000,008
Denominator:
Common shares issued and outstanding prior to this offering	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000
Common shares forfeited if over-allotment is not exercised	(375,000)	(375,000)	(375,000)	(375,000)	(375,000)
Common shares included in the units offered	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Common shares included in the private units	272,500	272,500	272,500	272,500	272,500
Common shares included in the representative shares	75,000	75,000	75,000	75,000	75,000
Less: Shares subject to redemption	-	(2,397,096)	(4,794,192)	(7,191,288)	(9,588,384)
	12,847,500	10,450,404	8,053,308	5,656,212	3,259,116

(1)	Expenses applied against gross proceeds include offering expenses of 662,500 and underwriting commissions of $1,250,000 (excluding representative shares and any deferred underwriting compensation shares). See “Use of Proceeds.”

(2)	If we seek stockholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our insiders or their affiliates may purchase shares or rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of shares of common stock subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”

Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Numerator:
Net tangible book deficit before this offering	(115,594)	(115,594)	(115,594)	(115,594)	(115,594)
Net proceeds from this offering and sale of the private units, net of expenses(1)	115,625,000	115,625,000	115,625,000	115,625,000	115,625,000
Plus: Offering costs accrued in advance, excluded from tangible book value	186,942	186,942	186,942	186,942	186,942
Less: Proceeds held in trust subject to redemption(2)	-	(27,674,085)	(55,348,170)	(83,022,255)	(110,696,340)
	115,696,348	88,022,263	60,348,178	32,674,093	5,000,008
Denominator:
Common stock issued and outstanding prior to this offering	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000
Common stock forfeited if over-allotment is not exercised	-	-	-	-	-
Common stock included in the units offered	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000
Common stock included in the private units	272,500	272,500	272,500	272,500	272,500
Common shares included in the representative shares	86,250	86,250	86,250	86,250	86,250
Less: Shares subject to redemption	-	(2,767,409)	(5,534,817)	(8,302,226)	(11,069,634)
	14,733,750	11,966,342	9,198,933	6,431,525	3,664,116

(1)	Expenses applied against gross proceeds include offering expenses of $662,500 and underwriting commissions of $1,250,000 (excluding representative shares and any deferred underwriting compensation shares). See “Use of Proceeds.”

(2)	If we seek stockholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our insiders or their affiliates may purchase shares or rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of shares of common stock subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”